Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 144,832	£ 177,757
Trading assets	45,577	59,158
Derivatives	99,545	106,139
Settlement balances	2,572	2,141
Loans to banks - amortised cost	7,139	7,682
Loans to customers - amortised cost	366,340	358,990
Securities subject to repurchase agreements	2,901	11,746
Other financial assets excluding securities subject to repurchase agreements	27,994	34,399
Other financial assets	30,895	46,145
Intangible assets	7,116	6,723
Other assets	9,176	8,242
Assets of disposal groups	6,861	9,015
Total assets	720,053	781,992
Liabilities
Bank deposits	20,441	26,279
Customer deposits	450,318	479,810
Settlement balances	2,012	2,068
Trading liabilities	52,808	64,598
Derivatives	94,047	100,835
Other financial liabilities	49,107	49,326
Subordinated liabilities	6,260	8,429
Notes in circulation	3,218	3,047
Other liabilities	5,346	5,797
Total liabilities	683,557	740,189
Equity
Ordinary shareholders' interests	32,598	37,412
Other owners' interests	3,890	4,384
Owners' equity	36,488	41,796
Non-controlling interests	8	7
Total equity	36,496	41,803
Total liabilities and equity	£ 720,053	£ 781,992